Offerings - Offering: 1	Apr. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	328.823
Maximum Aggregate Offering Price	$ 493,234,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,514.20
Offering Note	(1) Represents 1,500,000 shares of Class A Common Stock, $0.001 par value per share (the "Common Stock"), of Charter Communications, Inc. (the "Registrant") being registered under the Charter Communications, Inc. 2025 Employee Stock Purchase Plan (the "ESPP"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock which become issuable under the ESPP by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of the Common Stock of the Registrant. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act and based on the average of the high and low prices of the Registrant's Common Stock on April 21, 2025, as reported on The NASDAQ Global Select Market.